Expenses by nature (Details 2) (Detail) - BRL (R$) R$ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Depreciation [Abstract]
Cost of sales and services	R$ (511)		R$ (225)		R$ (1,088)		R$ (895)		R$ (904)
Selling expenses	(1)		(3)		(10)		(11)		(27)
Administrative expenses	(288)		(146)		(714)		(371)		(393)
Total	(800)		(374)		(1,812)		(1,277)		(1,324)
Amortization
Cost of sales and services	(18,800)		(11,234)		(54,151)		(32,846)		(18,377)
Administrative expenses	(140)		(30)		(375)		(59)		(333)
Total	(18,940)		(11,264)		(54,526)		(32,905)		(18,710)
PIS and COFINS credits	1,733	[1]	876	[1]	4,767	[2]	2,936	[2]	1,101	[2]
Depreciation and amortization expense, net	R$ (18,007)		R$ (10,762)		R$ (51,571)		R$ (31,246)		R$ (18,933)

[1]	PagSeguro Brazil has a tax benefit on PIS and COFINS that allows to reduce the depreciation and amortization expenses when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expense.
[2]	PagSeguro Brazil has a tax benefit on PIS and COFINS that allows to reduce the depreciation and amortization expenses, when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expense.